Summary of Significant Accounting Policies	6 Months Ended
Jul. 02, 2011
General Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Basis of Presentation: The condensed consolidated financial statements include the accounts of Tupperware Brands Corporation and its subsidiaries, collectively “Tupperware” or the “Company”, with all intercompany transactions and balances having been eliminated. These condensed consolidated financial statements and related notes should be read in conjunction with the 2010 audited financial statements included in the Company's Annual Report on Form 10-K for the year ended December 25, 2010.
Certain prior year amounts have been reclassified to conform with current year presentation.
These condensed consolidated financial statements are unaudited and have been prepared following the rules and regulations of the United States Securities and Exchange Commission and, in the Company's opinion, reflect all adjustments, including normal recurring items that are necessary for a fair statement of the results for the interim periods. Certain information and note disclosures normally included in the statement of financial position, results of operations and cash flows prepared in conformity with accounting principles generally accepted in the United States of America have been condensed or omitted as permitted by such rules and regulations. Operating results of any interim period presented herein are not necessarily indicative of the results that may be expected for a full fiscal year.
The Company's fiscal year ends on the last Saturday of December and, as a result, the 2011 fiscal year will contain 53 weeks as compared with 52 weeks for fiscal 2010. In addition, the year-to-date period ending July 2, 2011 contained 27 weeks as compared with 26 weeks for the year-to-date period ending June 26, 2010.
Out-of-Period Amounts: In the second quarter of 2010, the Company identified certain accounting errors in its Consolidated Financial Statements for the first quarter of 2010 and periods prior to 2010. These errors were corrected in the second quarter of 2010. To correct these errors, the Company recorded in the Consolidated Statement of Income for the 13 weeks ended June 26, 2010 a $4.0 million reduction of net sales and increases of $0.5 million of cost of products sold and $5.9 million of delivery, sales and administrative expense (DS&A). The after tax impact of recording these amounts was an $8.8 million reduction of net income or 14 cents per diluted share, of which $2.8 million related to the first quarter of 2010 and the remaining $6.0 million related to periods prior to 2010. The amounts related to errors identified in the financial reporting at the Company's Russian subsidiary, which resulted in overstatements of sales, including promotional credits that had not been recorded timely, prepaid expenses that should have been reflected in expenses in earlier time periods, inappropriate levels of accruals for certain promotional events and other operating liabilities and insufficient bad debt reserves. The Company determined that the errors were not material to the financial statements in the periods in which they originated or the period in which they were corrected, and, accordingly, a restatement of prior financial statements was not necessary.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from these estimates.